Income Tax Expense - Schedule of Income Tax Expense (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Statutory tax rates difference	23.00%	23.00%	23.00%
Federal company’s tax rate	21.00%	21.00%	21.00%